Cover	Feb. 06, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 06, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-40916
Entity Registrant Name	MultiSensor AI Holdings, Inc.
Entity Central Index Key	0001863990
Entity Tax Identification Number	86-3938682
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2105 West Cardinal Drive
Entity Address, City or Town	Beaumont
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77705
City Area Code	866
Local Phone Number	861-0788
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common stock, $0.0001 par value per share
Document Information [Line Items]
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	MSAI
Security Exchange Name	NASDAQ
Warrants to purchase common stock
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase common stock
Trading Symbol	MSAIW
Security Exchange Name	NASDAQ
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	Infrared Cameras Holdings, Inc.
Entity Address, Address Line Two	2105 West Cardinal Drive
Entity Address, City or Town	Beaumont
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77705